Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Foreign currency exchange translation loss	$ 8,872	$ (5,051)	$ 11,206	$ (4,964)	$ 3,821	$ 6,242